Benefit Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Benefit Plans and Other Postretirement Benefits Disclosure [Abstract]
Benefit Plans and Other Postretirement Benefits
Benefit Plans and Other Postretirement Benefits

NRG sponsors and operates three defined benefit pension and other postretirement plans. The NRG Plan for Bargained Employees and the NRG Plan for Non-bargained Employees are maintained solely for eligible legacy NRG participants. A third plan, the Texas Genco Retirement Plan, is maintained for participation by eligible Texas based employees. NRG expects to contribute $23 million to the Company's three pension plans in 2012.

        NRG Plans for Bargained and Non-bargained Employees — Substantially all employees hired prior to December 5, 2003, were eligible to participate in NRG's legacy defined benefit pension plans. The Company initiated a noncontributory, defined benefit pension plan effective January 1, 2004, with credit for service from December 5, 2003. In addition, the Company provides postretirement health and welfare benefits for certain groups of employees. Generally, these are groups that were acquired prior to 2004 and for whom prior benefits are being continued (at least for a certain period of time or as required by union contracts). Cost sharing provisions vary by acquisition group and terms of any applicable collective bargaining agreements.

        Texas Genco Retirement Plan — The Texas region's pension plan is a noncontributory defined benefit pension plan that provides a final average pay benefit or cash balance benefit, where the participant receives the more favorable of the two formulas, based on all years of service. In addition, employees who were hired prior to 1999 are also eligible for grandfathered benefits under a final average pay formula. In most cases, the benefits under the grandfathered formula were frozen on December 31, 2008. NRG's Texas region employees are also covered under an unfunded postretirement health and welfare plan. Each year, employees receive a fixed credit of $750 to their account plus interest. At retirement, the employees may use their accounts to purchase retiree medical and dental benefits from NRG. NRG's costs are limited to the amounts earned in the employee's account; all other costs are paid by the participant.

NRG Defined Benefit Plans

The net annual periodic pension cost related to NRG domestic pension and other postretirement benefit plans include the following components:

	Year Ended December 31,
	Pension Benefits
	2011	2010	2009
	(In millions)
Service cost benefits earned	$14	$14	$12
Interest cost on benefit obligation	21	21	20
Expected return on plan assets	(21)	(20)	(16)
Amortization of unrecognized net gain	—	—	1
Net periodic benefit cost	$14	$15	$17

	Year Ended December 31,
	Other Postretirement Benefits
	2011	2010	2009
	(In millions)
Service cost benefits earned	$2	$2	$2
Interest cost on benefit obligation	6	6	6
Amortization of unrecognized prior service cost	—	—	1
Net periodic benefit cost	$8	$8	$9

A comparison of the pension benefit obligation, other postretirement benefit obligations, and related plan assets for NRG's plans on a combined basis is as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Benefit obligation at January 1	$404	$357	$106	$104
Service cost	14	14	2	2
Interest cost	21	21	6	6
Plan amendments	—	—	—	(5)
Actuarial loss	34	24	9	—
Employee and retiree contributions	—	—	1	1
Benefit payments	(17)	(12)	(2)	(2)
Benefit obligation at December 31	456	404	122	106
Fair value of plan assets at January 1	297	263	—	—
Actual return on plan assets	10	30	—	—
Employee contributions	—	—	1	1
Employer contributions	18	16	1	1
Benefit payments	(17)	(12)	(2)	(2)
Fair value of plan assets at December 31	308	297	—	—
Funded status at December 31 — excess of obligation over assets	$(148)	$(107)	$(122)	$(106)

Amounts recognized in NRG's balance sheets were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Current liabilities	$—	$—	$3	$2
Non-current liabilities	148	107	119	104

Amounts recognized in NRG's accumulated OCI that have not yet been recognized as components of net periodic benefit cost were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Unrecognized loss	$88	$42	$11	$1
Prior service (credit)/cost	(2)	(2)	(1)	—

Other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

	Year Ended December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Unrecognized loss	$46	$13	$9	$—
Prior service cost/(credit)	—	—	—	(5)
Amortization for prior service cost/(credit)	—	1	—	—
Total recognized in other comprehensive loss/(gain)	$46	$14	$9	$(5)
Total recognized in net periodic pension cost and other comprehensive income	$60	$28	$17	$3

The Company's estimated unrecognized loss for NRG's domestic pension plan that will be amortized from accumulated OCI to net periodic cost over the next fiscal year is approximately $4 million. The Company's estimated unrecognized loss for NRG's postretirement plan that will be amortized from accumulated OCI to net periodic cost over the next fiscal year is minimal.

The following table presents the balances of significant components of NRG's domestic pension plan:

	As of December 31,
	Pension Benefits
	2011	2010
	(In millions)
Projected benefit obligation	$456	$404
Accumulated benefit obligation	392	347
Fair value of plan assets	308	297

NRG's market-related value of its plan assets is the fair value of the assets. The fair values of the Company's pension plan assets by asset category and their level within the fair value hierarchy are as follows:

	Fair Value Measurements as of December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
	(In millions)
U.S. equity investment	$47	$—	$47
International equity investment	18	—	18
Corporate bond investment-fixed income	37	—	37
Common/collective trust investment — U.S. equity	—	78	78
Common/collective trust investment — international equity	—	32	32
Common/collective trust investment — fixed income	—	96	96
Total	$102	$206	$308

	Fair Value Measurements as of December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
	(In millions)
U.S. equity investment	$46	$—	$46
International equity investment	19	—	19
Corporate bond investment-fixed income	31	—	31
Common/collective trust investment — U.S. equity	—	80	80
Common/collective trust investment — international equity	—	35	35
Common/collective trust investment — fixed income	—	85	85
Short-term investment fund	—	1	1
Total	$96	$201	$297

In accordance with ASC 820, the Company determines the level in the fair value hierarchy within which each fair value measurement in its entirety falls, based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value of the U.S. and international equity investments and the corporate bond investment is based on quoted prices in active markets, and is categorized as Level 1. All equity investments are valued at the net asset value of shares held at year end. The fair value of the corporate bond investment is based on the closing price reported on the active market on which the individual securities are traded. The fair value of the common/collective trusts is valued at fair value which is equal to the sum of the market value of all of the fund's underlying investments, and is categorized as Level 2. There are no investments categorized as Level 3.

The following table presents the significant assumptions used to calculate NRG's benefit obligations:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
Weighted-Average Assumptions	2011	2010	2011	2010
Discount rate	4.98%	5.47%	5.18%	5.77%
Rate of compensation increase	4.00-4.50%	4.00-4.50%	N/A	N/A
Health care trend rate	—	—	8% grading to 5% in 2019	8% grading to 5% in 2019

The following table presents the significant assumptions used to calculate NRG's benefit expense:

	As of December 31,
	Pension Benefits			Other Postretirement Benefits
Weighted-Average Assumptions	2011	2010	2009	2011	2010	2009
Discount rate	5.47%	5.93%	6.88%	5.77%	6.14%	6.88%
Expected return on plan assets	7.25%-7.50%	7.50%	7.50%	—	—	—
Rate of compensation increase	4.00-4.50%	4.00-4.50%	4.00-4.50%	—	—	—
Health care trend rate	—	—	—	8.0% grading to 5.0% in 2019	9.5% grading to 5.5% in 2016	9.5% grading to 5.5% in 2016

NRG uses December 31 of each respective year as the measurement date for the Company's pension and other postretirement benefit plans. The Company sets the discount rate assumptions on an annual basis for each of NRG's retirement related benefit plans at their respective measurement date. This rate is determined by NRG's Investment Committee based on information provided by the Company's actuary. The discount rate assumptions reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. The discount rate assumptions used to determine future pension obligations as of December 31, 2011, were based on the Aon Hewitt AA Above Median (AAM) yield curve; which was designed by Aon Hewitt to provide a means for corporate plan sponsors to value the liabilities of defined benefit and other post retirement benefit plans. The AAM is a hypothetical Aa yield curve represented by a series of annualized individual discount rates from 0.5 to 99 years. Each bond issue is required to have an average rating of AA, when averaging all available ratings by Moody's Investor Services, Standard & Poor's and Fitch. The discount rate assumptions used to determine future pension obligations as of December 31, 2010, and 2009 were based on the Hewitt Yield Curve, or HYC, which was designed by Hewitt Associates to provide a means for plan sponsors to value the liabilities of their postretirement benefit plans. The HYC is a hypothetical yield curve represented by a series of annualized individual discount rates. Each bond issue underlying the HYC is required to have a rating of Aa or better by Moody's Investor Service, Inc. or a rating of AA or better by Standard & Poor's.

NRG employs a total return investment approach, whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The target allocation of plan assets is 47% to 73% invested in equity securities of which 34% to 51% is invested in U.S. equity securities, with the remainder invested in fixed income securities. The Investment Committee reviews the asset mix periodically and as the plan assets increase in future years, the Investment Committee may examine other asset classes such as real estate or private equity. NRG employs a building block approach to determining the long-term rate of return for plan assets, with proper consideration given to diversification and rebalancing. Historical markets are studied and long-term historical relationships between equities and fixed income are preserved, consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. Peer data and historical returns are reviewed to check for reasonableness and appropriateness.

Plan assets are currently invested in a diversified blend of equity and fixed-income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. equities, as well as among growth, value, small and large capitalization stocks.

NRG's pension plan assets weighted average allocations were as follows:

As of December 31,
	2011	2010
U.S. equity	33.5-50.5%	33.5-50.5%
International equity	13.5-22.5%	13.5-22.5%
U.S. fixed income	30-50%	30-50%

NRG's expected future benefit payments for each of the next five years, and in the aggregate for the five years thereafter, are as follows:

		Other Postretirement Benefit
	Pension Benefit Payments	Benefit Payments	Medicare Prescription Drug Reimbursements
	(In millions)
2012	$21	$3	$—
2013	23	3	—
2014	24	4	—
2015	26	4	—
2016	29	5	—
2017-2021	182	33	1

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effect:

	1-Percentage- Point Increase	1-Percentage- Point Decrease
	(In millions)
Effect on total service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	9	(7)

STP Defined Benefit Plans

NRG has a 44% undivided ownership interest in STP, as discussed further in Note 27, Jointly Owned Plants. South Texas Project Nuclear Operating Company, or STPNOC, which operates and maintains STP, provides its employees a defined benefit pension plan as well as postretirement health and welfare benefits. Although NRG does not sponsor the STP plan, it reimburses STPNOC for 44% of the contributions made towards its retirement plan obligations. For the years ending December 31, 2011, and 2010 NRG reimbursed STPNOC approximately $12 million and $4 million, respectively, towards its defined benefit plans. In 2012, NRG expects to reimburse STPNOC $15 million for its contributions towards the plans.

The Company has recognized the following in its statement of financial position, statement of operations and accumulated OCI related to its 44% interest in STP:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(In millions)
Funded status — STPNOC benefit plans	$(67)	$(55)	$(49)	$(40)
Net periodic benefit costs	9	8	6	4
Other changes in plan assets and benefit obligations recognized in other comprehensive income	15	8	3	7

Defined Contribution Plans

NRG's employees have also been eligible to participate in defined contribution 401(k) plans. The Company's contributions to these plans were as follows:

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Company contributions to defined contribution plans	$24	$28	$22